Related Party Transactions (Details) - USD ($)		3 Months Ended		6 Months Ended
	Oct. 31, 2019	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Preferred Shares, Shares Issued					6,858,079	9,355,778
Related Party Transaction, Amounts of Transaction		$ 61,000	$ 15,000	$ 187,000
Due from Related Parties, Current					$ 0	$ 115,000
Due to Other Related Parties					$ 0	$ 247,000
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred Shares, Shares Issued	1,600,000
Preferred Stock, Par or Stated Value Per Share	$ 1.00
Debt [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 520,000
Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	632,000
Prepaid Expenses and Other Current Assets [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 448,000